EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
20.	EQUITY METHOD INVESTMENTS

Orion Tankers Ltd. is a private limited company formed in November 2011 under the laws of the Island of Bermuda. Orion Tankers Ltd. has a share capital $100,000, which is comprised of 10,000,000 shares with $0.01 per value. Orion Tankers Ltd. is owned equally by the Company and Frontline Ltd. and, the business of the Orion Tankers Ltd. is to provide transportation services on the high seas and administrative services herewith in general and the operation and management of the Orion Tankers Pool. The net result of $0.01 million for the year ended December 31, 2011, is included in interest income within the Statement of Operations.

Orion Tankers Ltd. acquired the Gemini Tankers AS, Norway in November, 2011, which was a full subsidiary of Gemini Tankers LLC. Orion Tankers Ltd. paid $0.5 million for Gemini Tankers AS, to Gemini Tankers LLC. The purchase of Gemini Tankers AS was funded by the owners of the Orion Tankers Ltd. in February 2012.

All figures in USD ‘000	2011	2010
Acquisition cost	50	–
Net Income	11	–
Carrying value	61	-